GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and Administrative Expense	$ 410,982	$ 456,957	$ 64,372
Salaries And Related Expenses [Member]
General and Administrative Expense	45,717	12,328	0
Stock-based Compensation [Member]
General and Administrative Expense	162,124	219,239	0
Rent And Maintenance [Member]
General and Administrative Expense	4,937	6,208	26,715
Office [Member]
General and Administrative Expense	4,827	3,995	3,697
Communication And Investor Relations [Member]
General and Administrative Expense	9,622	16,945	1,126
Professional Fees [Member]
General and Administrative Expense	156,268	193,794	22,522
Vehicle [Member]
General and Administrative Expense	22,343	0	0
Other [Member]
General and Administrative Expense	$ 5,144	$ 4,448	$ 10,312